Quarterly Holdings Report
for

Fidelity® Stock Selector Large Cap Value Fund

April 30, 2021

LCV-QTLY-0621
1.800356.117

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
COMMUNICATION SERVICES - 8.9%
Diversified Telecommunication Services - 3.5%
AT&T, Inc.	168,264	$5,285,172
Liberty Global PLC Class C (a)	88,569	2,396,677
Verizon Communications, Inc.	179,183	10,354,986
		18,036,835
Entertainment - 1.4%
The Walt Disney Co. (a)	39,622	7,370,484
Interactive Media & Services - 2.3%
Alphabet, Inc. Class A (a)	4,492	10,571,922
Facebook, Inc. Class A (a)	5,187	1,686,190
		12,258,112
Media - 1.7%
Comcast Corp. Class A	56,649	3,180,841
Interpublic Group of Companies, Inc.	94,347	2,995,517
Omnicom Group, Inc.	34,400	2,829,744
		9,006,102

TOTAL COMMUNICATION SERVICES		46,671,533

CONSUMER DISCRETIONARY - 7.4%
Auto Components - 0.8%
Aptiv PLC (a)	28,110	4,044,748
Hotels, Restaurants & Leisure - 1.7%
Las Vegas Sands Corp. (a)	66,250	4,058,475
Marriott International, Inc. Class A	32,050	4,760,066
		8,818,541
Household Durables - 0.6%
Lennar Corp. Class A	30,060	3,114,216
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	34,770	3,995,073
Specialty Retail - 3.6%
Best Buy Co., Inc.	36,790	4,277,573
Burlington Stores, Inc. (a)	12,111	3,952,183
The Home Depot, Inc.	22,550	7,298,759
Ulta Beauty, Inc. (a)	10,650	3,507,578
		19,036,093

TOTAL CONSUMER DISCRETIONARY		39,008,671

CONSUMER STAPLES - 6.5%
Beverages - 1.6%
Constellation Brands, Inc. Class A (sub. vtg.)	4,260	1,023,763
Diageo PLC	12,371	555,352
Keurig Dr. Pepper, Inc.	34,707	1,244,246
Monster Beverage Corp. (a)	6,040	586,182
PepsiCo, Inc.	8,900	1,283,024
The Coca-Cola Co.	71,056	3,835,603
		8,528,170
Food & Staples Retailing - 1.3%
BJ's Wholesale Club Holdings, Inc. (a)	6,000	268,020
Costco Wholesale Corp.	1,500	558,135
Walgreens Boots Alliance, Inc.	17,750	942,525
Walmart, Inc.	34,346	4,805,349
		6,574,029
Food Products - 1.0%
Bunge Ltd.	2,400	202,608
General Mills, Inc.	13,200	803,352
Lamb Weston Holdings, Inc.	3,600	289,800
Mondelez International, Inc.	68,243	4,149,857
		5,445,617
Household Products - 1.6%
Colgate-Palmolive Co.	6,700	540,690
Kimberly-Clark Corp.	8,854	1,180,415
Procter & Gamble Co.	49,033	6,541,983
Reynolds Consumer Products, Inc.	7,600	222,832
The Clorox Co.	1,000	182,500
		8,668,420
Tobacco - 1.0%
Altria Group, Inc.	25,500	1,217,625
Philip Morris International, Inc.	39,811	3,782,045
		4,999,670

TOTAL CONSUMER STAPLES		34,215,906

ENERGY - 4.7%
Oil, Gas & Consumable Fuels - 4.7%
Cenovus Energy, Inc. (Canada)	443,700	3,454,590
Cheniere Energy, Inc. (a)	55,900	4,333,368
Exxon Mobil Corp.	129,100	7,389,684
Hess Corp.	49,400	3,680,794
Marathon Petroleum Corp.	43,900	2,443,035
Royal Dutch Shell PLC Class A (United Kingdom)	180,938	3,404,579
		24,706,050
FINANCIALS - 20.8%
Banks - 8.0%
Bank of America Corp.	265,100	10,744,503
Citigroup, Inc.	46,800	3,334,032
Citizens Financial Group, Inc.	34,800	1,610,544
Comerica, Inc.	19,400	1,458,104
First Horizon National Corp.	91,100	1,666,219
JPMorgan Chase & Co.	49,400	7,598,214
PNC Financial Services Group, Inc.	13,800	2,579,910
Societe Generale Series A	56,000	1,593,043
Wells Fargo & Co.	253,400	11,415,670
		42,000,239
Capital Markets - 4.2%
Bank of New York Mellon Corp.	147,300	7,347,324
BlackRock, Inc. Class A	7,600	6,226,680
Cboe Global Markets, Inc.	8,300	866,271
Morgan Stanley	74,700	6,166,485
Virtu Financial, Inc. Class A	53,300	1,579,279
		22,186,039
Consumer Finance - 4.2%
American Express Co.	39,800	6,103,330
Capital One Financial Corp.	106,100	15,817,387
		21,920,717
Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc. Class B (a)	26,757	7,356,837
Voya Financial, Inc.	47,500	3,221,450
		10,578,287
Insurance - 2.4%
American International Group, Inc.	63,370	3,070,277
Hartford Financial Services Group, Inc.	60,300	3,977,388
The Travelers Companies, Inc.	36,000	5,567,760
		12,615,425

TOTAL FINANCIALS		109,300,707

HEALTH CARE - 11.2%
Health Care Equipment & Supplies - 4.0%
Abbott Laboratories	27,800	3,338,224
Becton, Dickinson & Co.	14,200	3,533,102
Boston Scientific Corp. (a)	39,900	1,739,640
Danaher Corp.	26,000	6,602,440
Medtronic PLC	35,820	4,689,554
Stryker Corp.	4,300	1,129,309
		21,032,269
Health Care Providers & Services - 2.8%
AmerisourceBergen Corp.	3,700	446,960
Cardinal Health, Inc.	13,400	808,556
Cigna Corp.	14,100	3,511,041
CVS Health Corp.	27,734	2,118,878
HCA Holdings, Inc.	3,600	723,816
Humana, Inc.	4,900	2,181,676
Laboratory Corp. of America Holdings (a)	6,000	1,595,220
UnitedHealth Group, Inc.	8,500	3,389,800
		14,775,947
Life Sciences Tools & Services - 1.0%
Bio-Rad Laboratories, Inc. Class A (a)	1,000	630,130
Thermo Fisher Scientific, Inc.	9,200	4,326,116
		4,956,246
Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co.	43,500	2,715,270
Catalent, Inc. (a)	9,000	1,012,230
Johnson & Johnson	54,285	8,833,798
Merck & Co., Inc.	7,200	536,400
Pfizer, Inc.	126,671	4,895,834
		17,993,532

TOTAL HEALTH CARE		58,757,994

INDUSTRIALS - 12.8%
Aerospace & Defense - 3.5%
General Dynamics Corp.	21,335	4,058,557
Northrop Grumman Corp.	8,582	3,041,804
Raytheon Technologies Corp.	75,481	6,283,038
The Boeing Co. (a)	22,114	5,181,531
		18,564,930
Air Freight & Logistics - 0.7%
FedEx Corp.	13,164	3,821,641
Construction & Engineering - 0.9%
AECOM (a)	68,464	4,548,064
Electrical Equipment - 1.3%
Sensata Technologies, Inc. PLC (a)	118,160	6,822,558
Industrial Conglomerates - 1.4%
General Electric Co.	456,280	5,986,394
Honeywell International, Inc.	5,433	1,211,776
		7,198,170
Machinery - 1.4%
Caterpillar, Inc.	32,907	7,506,416
Marine - 0.4%
Kirby Corp. (a)	34,420	2,192,554
Professional Services - 1.7%
CACI International, Inc. Class A (a)	2,400	611,664
Nielsen Holdings PLC	314,608	8,069,695
		8,681,359
Road & Rail - 1.0%
Norfolk Southern Corp.	17,757	4,958,465
Trading Companies & Distributors - 0.5%
Univar, Inc. (a)	116,700	2,724,945

TOTAL INDUSTRIALS		67,019,102

INFORMATION TECHNOLOGY - 8.8%
Communications Equipment - 2.5%
Cisco Systems, Inc.	194,055	9,879,340
F5 Networks, Inc. (a)	17,913	3,345,432
		13,224,772
IT Services - 3.8%
Amdocs Ltd.	81,427	6,248,708
Fiserv, Inc. (a)	41,641	5,001,917
GoDaddy, Inc. (a)	32,700	2,839,014
IBM Corp.	42,033	5,963,642
		20,053,281
Semiconductors & Semiconductor Equipment - 0.7%
Intel Corp.	60,181	3,462,213
Software - 1.8%
Check Point Software Technologies Ltd. (a)	17,200	2,009,132
NortonLifeLock, Inc.	143,876	3,109,160
SS&C Technologies Holdings, Inc.	55,203	4,097,167
		9,215,459

TOTAL INFORMATION TECHNOLOGY		45,955,725

MATERIALS - 4.4%
Chemicals - 2.2%
Huntsman Corp.	72,600	2,081,442
Olin Corp.	152,886	6,578,685
The Chemours Co. LLC	94,040	2,840,008
		11,500,135
Construction Materials - 0.4%
Eagle Materials, Inc.	14,857	2,052,346
Containers & Packaging - 1.3%
Crown Holdings, Inc.	43,095	4,731,831
O-I Glass, Inc. (a)	113,900	1,878,211
		6,610,042
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	76,500	2,884,815

TOTAL MATERIALS		23,047,338

REAL ESTATE - 4.3%
Equity Real Estate Investment Trusts (REITs) - 3.7%
Corporate Office Properties Trust (SBI)	31,400	880,456
Digital Realty Trust, Inc.	11,000	1,697,410
Douglas Emmett, Inc.	29,900	1,002,846
Invitation Homes, Inc.	84,000	2,945,040
Mid-America Apartment Communities, Inc.	26,100	4,106,313
Prologis (REIT), Inc.	25,700	2,994,821
Welltower, Inc.	43,500	3,263,805
Weyerhaeuser Co.	65,700	2,547,189
		19,437,880
Real Estate Management & Development - 0.6%
Cushman & Wakefield PLC (a)	172,200	2,927,400

TOTAL REAL ESTATE		22,365,280

UTILITIES - 4.7%
Electric Utilities - 2.9%
Edison International	52,997	3,150,672
Exelon Corp.	88,538	3,978,898
FirstEnergy Corp.	68,232	2,587,357
PG&E Corp. (a)	257,200	2,911,504
Southern Co.	39,000	2,580,630
		15,209,061
Independent Power and Renewable Electricity Producers - 1.1%
The AES Corp.	137,719	3,831,343
Vistra Corp.	114,963	1,939,426
		5,770,769
Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	149,723	3,666,716

TOTAL UTILITIES		24,646,546

TOTAL COMMON STOCKS
(Cost $368,837,907)		495,694,852

Money Market Funds - 3.1%
Fidelity Cash Central Fund 0.04% (b)	15,967,177	15,970,370
TOTAL MONEY MARKET FUNDS
(Cost $15,970,294)		15,970,370

Equity Funds - 2.4%
Domestic Equity Funds - 2.4%
iShares Russell 1000 Value Index ETF
(Cost $11,587,522)	79,300	12,493,715
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $396,395,723)		524,158,937
NET OTHER ASSETS (LIABILITIES) - 0.0%		161,641
NET ASSETS - 100%		$524,320,578

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,538
Fidelity Securities Lending Cash Central Fund	110
Total	$1,648

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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